Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 26, 2015
Accounting Policies [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents information about our assets and liabilities, including those from our discontinued operations, measured at fair value on a recurring basis as of December 26, 2015 and December 27, 2014 and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value (in thousands):

	December 26, 2015				December 27, 2014
	Fair Value Measurements Using Input Types				Fair Value Measurements Using Input Types
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Assets:
Money market mutual funds	$25,420	$—	$—	$25,420	$15,656	$—	$—	$15,656
Total assets	$25,420	$—	$—	$25,420	$15,656	$—	$—	$15,656

Liabilities:
Contingent acquisition consideration (included in current liabilities of discontinued operations)	$8,163	$—	$7,878	$16,041	$—	$—	$17,952	$17,952
Total liabilities	$8,163	$—	$7,878	$16,041	$—	$—	$17,952	$17,952

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table sets forth a summary of changes in the fair value of our contingent acquisition consideration and preferred stock warrants which represent recurring measurements that are classified within Level 3 of the fair value hierarchy wherein fair value is estimated using significant unobservable inputs (in thousands):

	Fiscal Year Ended
	December 26, 2015	December 27, 2014
	Contingent Acquisition Consideration	Contingent Acquisition Consideration	Preferred Stock Warrants

Beginning balance	$17,952	$10,630	$362
Contingent consideration liability recorded in connection with Citrus Lane acquisition	—	14,510	—
Increase in fair value included in earnings	934	3,158	606
Reclassification to permanent equity	—	(4,878)	(968)
Contingent acquisition consideration payments	(2,845)	(5,468)	—
Transfers out of Level 3(1)	(8,163)	—	—
Ending balance	$7,878	$17,952	$—

(1) Transfers out of Level 3 represent contingent payments for which the measurement period had ended and the remaining liability is known as of December 26, 2015.

Property, Plant and Equipment
The following table presents the detail of property and equipment, net for the periods presented (in thousands):

	December 26, 2015	December 27, 2014

Computer equipment	$2,236	$2,438
Furniture and fixtures	1,611	1,707
Software	1,374	1,066
Leasehold improvements	3,847	3,133
Total	9,068	8,344
Less accumulated depreciation	(2,697)	(2,054)
Property and equipment, net	$6,371	$6,290
Property and equipment are depreciated over the following estimated useful lives:

Estimated Useful Life
Computer equipment	3 - 5 years
Leasehold improvements	Lesser of asset life or lease term
Furniture and fixtures	3 - 5 years
Software	3 - 6 years